Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Total acquired intangible assets	$ 2,994,000
Finite-Lived Intangible Assets, Accumulated Amortization	(1,918,200)
Patent Products [Member]
Finite-Lived Intangible Assets [Line Items]
Total acquired intangible assets	$ 2,344,900
Finite-Lived Intangible Asset, Useful Life	14 years
Trade Names And Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total acquired intangible assets	$ 1,106,000
Customer Or Distribution List [Member]
Finite-Lived Intangible Assets [Line Items]
Total acquired intangible assets	$ 1,461,300
Finite-Lived Intangible Asset, Useful Life	6 years